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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios (SPorts)

Trust (formerly ING Separate

Portfolios (SPorts) Trust)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

May 31, 2014

Class I

■	Voya Retirement Solution 2020 Fund (formerly, ING Retirement Solution 2020 Fund)
■	Voya Retirement Solution 2025 Fund (formerly, ING Retirement Solution 2025 Fund)
■	Voya Retirement Solution 2030 Fund (formerly, ING Retirement Solution 2030 Fund)
■	Voya Retirement Solution 2035 Fund (formerly, ING Retirement Solution 2035 Fund)
■	Voya Retirement Solution 2040 Fund (formerly, ING Retirement Solution 2040 Fund)
■	Voya Retirement Solution 2045 Fund (formerly, ING Retirement Solution 2045 Fund)
■	Voya Retirement Solution 2050 Fund (formerly, ING Retirement Solution 2050 Fund)
■	Voya Retirement Solution 2055 Fund (formerly, ING Retirement Solution 2055 Fund)
■	Voya Retirement Solution Income Fund (formerly, ING Solution Income Fund)

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Stability, opportunity and continuity

Dear Shareholder,

As the French say, the more things change, the more they stay the same. Though the global economy is slowly sputtering back to life, the world remains enthralled by old policy notions that led us to the brink of collapse in 2008. In many nations we continue to see political ideology trump economic reality, generally at the expense of the citizenry.

The world needs some new thinking, and we may get it from an unexpected source: the International Monetary Fund (the “IMF”). In recent reports, the IMF assessed key risks facing the stability of the global financial system, as the advanced and emerging economies shift from “liquidity-driven” to “growth-driven” markets. While markets are becoming more robust, the transition is far from complete, and the IMF observed that “In far too many countries, improvements in financial markets have not translated into improvements in the real economy — and in the lives of people.” Perhaps as the global economy stabilizes we will see new policy recommendations for sustaining better economic outcomes.

In the meantime, we must strive to reach our investment goals in the marketplace that now exists. It’s always true but bears repeating that you should invest to achieve your long-term goals, not to beat the market today or this week or this month. Keep your eye on your goals and don’t let yourself be distracted by attention-grabbing headlines or seemingly “hot” investment opportunities. And always thoroughly discuss your situation with your financial advisor before making any changes to your plans or your investments.

Reaching investment goals is a long-term process, a journey in which stability and continuity play important parts. On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

June 15, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Year Ended May 31, 2014

In the first half of our fiscal year, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends rose 10.28%. The Index marched on in December, but then slumped in January, before recovering to end up 17.14% for the whole fiscal year. (The Index returned 18.87% for the one year ended May 31, 2014, measured in U.S. dollars.)

In the U.S., sentiment was cushioned for most of 2013 by the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases in the face of an unimpressive economic recovery. However a slow recovery was a double-edged sword for investors in risky assets: a faster pace would probably cause the “tapering” of bond purchases by the Fed.

In May 2013, markets had been roiled by Fed Chairman Bernanke’s attempts to manage expectations for the beginning of the end of quantitative easing. At its September 18 meeting, the Fed was widely expected to announce the start of the process. Surprisingly, on the day before Chairman Bernanke’s address, the Index reached a new high for 2013. The significance of this, that investors had already become reconciled to tapering, was apparently lost in the shock of the Fed’s decision not to do so.

In any event it appeared that investors were becoming less inclined to treat “bad” news on the economy, which might prolong the Fed’s bond purchases, as “good” news. And some good news started to flow, including a limited budget deal, the unemployment rate falling to 7.0% and third quarter gross domestic product (“GDP”) growth revised up to 4.1%. When on December 18 the Fed did announce a tapering to $75 billion per month with more to come, markets took it in stride.

But it did not take long in 2014 for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed the Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear however was that it was indeed weather-related and could therefore be expected to be temporary. New Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time”. The March, April and (especially) May employment reports were significantly better. Retail sales, industrial production, durable goods orders and home sales all rebounded strongly in April and May, and when on May 29 first quarter GDP growth was revised down to a fall of 1.0% annualized, markets seemed to shrug it off as the encapsulation of a weather-driven anomaly.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds edged up 2.71% during the fiscal year. The Barclays Long Term U.S. Treasury sub-index, having dropped 6.44% in the first half, bounced back to advance 3.11% for the whole fiscal year. The Barclays U.S. Corporate Investment Grade Bond sub-index did better, gaining 4.68%, but was eclipsed by the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 7.88%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 20.45% in the fiscal year, closing at an all-time high. Industrials was the best performing sector with a gain of 26.56%, followed closely by health care 26.38%. The worst were telecoms, which returned 8.39% and financials 14.41%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, eroded by only about 3% in the next quarter.

In currencies, the dollar lost 4.66% against the euro, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost more, 9.29%, against the pound as the UK’s strong recovery story remained largely intact. The dollar gained 1.31% on the yen, with the Bank of Japan’s own quantitative easing undiminished.

In international markets, the MSCI Japan® Index added 7.02% for the fiscal year, half of the gain that stood at the start of 2014. The fiscal and monetary stimulus of the economic policies advocated by the Prime Minister of Japan (i.e. “Abenomics”) seemed to be fading, with weak trade and business investment, persistently declining wages and an April increase in sales tax. The MSCI Europe ex UK® Index gained 19.04%, with strength in banks, pharmaceuticals, telecoms and the peripheral markets (including bond markets) of Italy, Spain and Ireland. The MSCI UK® Index rose a rather disappointing 7.77%. Stocks were held back by lagging banks, miners and consumer staples. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non- corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large- capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index, S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index and S&P Target Date 2050+ Index	Each seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050 and beyond 2050 retirement horizon, respectively.

3

Voya Retirement Solution Funds	Portfolio Managers’ Report

The Voya Retirement Solution Funds* consist of Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund, Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund, Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund and Voya Retirement Solution 2055 Fund and Voya Retirement Solution Income Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, Chief Investment Officer and CFA, Frank van Etten and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC* — the Sub-Adviser.

The Funds seek to achieve their investment objective by investing in a combination of underlying funds (“Underlying Funds”) according to target allocations determined by the Sub-Adviser. With the exception of Voya Retirement Solution Income Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Retirement Solution Income Fund, which is equal to approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: For the year ended May 31, 2014, all of the Funds’ class I shares provided total returns, excluding sales charges, that underperformed their target allocation benchmarks; except for Voya Retirement Solution Income Fund, which outperformed its target allocation benchmark. Underlying manager performance had the greatest impact on Fund results. Manager performance contributed to results for the Retirement Solution Income, Retirement Solution 2020, Retirement Solution 2025 and Retirement Solution 2030 Funds. By contrast, manager performance detracted from results for the later-dated Funds. The underlying managers with top performance relative to their benchmarks included Voya Multi-Manager Mid Cap Value Fund, Voya Real Estate Fund and Voya Intermediate Bond Fund. Underlying managers with the worst performance relative to their benchmarks included Voya International Core Fund, Voya Mid Cap Opportunities Fund and Voya Multi-Manager International Equity Fund.

Overall, short-term asset allocation moves had a mixed impact on performance. A tactical move which had a negative impact on performance was overweighting long-duration U.S. Treasury securities at the expense of core U.S. fixed income. Also, short-term positioning (i.e., one to two days, several times throughout the year) between stocks, bonds and cash for liquidity/positioning/timing reasons was modestly negative. Decisions which had the greatest positive impact on performance included overweighting U.S. high yield, funded by an underweight to core U.S. fixed income; and an overweight to developed international equities, funded by underweighting emerging markets equities.

At the beginning of the period in June 2013, the Funds were overweight U.S. large cap core equity, international developed equities and U.S. high yield bonds; funded by underweights to U.S. large cap value, emerging markets equities and core U.S. fixed income. That month, believing interest rates would fall in the short term, we modestly increased interest-rate exposure (duration) in the far- and intermediate-dated portfolios. Market yields spiked in July, as investors over-reacted to Federal Reserve Board’s (the “Fed”) Chairman Bernanke’s comments about tapering down the Fed’s monthly purchases of mortgage-backed and U.S. Treasury securities. We increased our overweight to U.S. high yield and further reduced our exposure to core fixed income; given the firm economic environment and our outlook for solid growth, we expected high yield to outperform core fixed income. At the end of July, based on strong performance in U.S. large cap core equity and a dramatic rise in yields during the month of July, we took profits on our overweight to U.S. large cap core and shifted the proceeds to core fixed income.

In August and September, based on news indicating global and European economic acceleration, we increased exposure to European and emerging markets equities and reduced exposure to U.S. large cap core equities. In October we introduced senior bank loans in the intermediate- and near-dated portfolios as a hedge against rising interest rate risks, funded by reducing our high yield allocation. As economic improvement in emerging markets stalled in November, we returned to an underweight in emerging markets stocks and added to large cap U.S. stocks. Also, we reversed our duration-extending position by eliminating exposure to long duration Treasury bonds. We further reduced our emerging equity position in March, due to the situation in Russia and Ukraine, and moved the proceeds into U.S. large cap core. Based on expectations for equity valuations to rise in the coming months, we increased U.S. equity exposure in May.

Current Strategy and Outlook: While the increasing instability in Iraq has pushed oil prices slightly higher, global equities have continued to march to new all-time highs. The latest Federal Open Market Committee meeting provided a few insights into the central bank’s potential approach to policy normalization, mostly suggesting continued accommodation. Economic activity measures in Europe have started to flatten, while earnings improvement remains elusive, in our opinion. While we believe earnings growth may emerge in the second half of 2014, we have decided to close our overweight position in the region given, in our view, unattractive valuations and slowing inflows. Japan appears to have weathered the initial effects of the consumption tax increase. Pessimism toward China persists, as the country continues to lag the broader emerging markets index due to concerns over excess in the housing market; however, we have recently seen, in our opinion, encouraging stabilization in the economic data.

*	The Funds were formerly known as “ING Retirement Solutions Funds.” Additionally, the Sub-Adviser was formerly known as “ING Investment Management Co. LLC.”

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

4

Portfolio Managers’ Report	Voya Retirement Solution Funds

Average Annual Total Returns for the Period Ended May 31, 2014
1 Year
Voya Retirement Solution 2020 Fund, Class I	11.23%
S&P Target Date 2020 Index	11.86%
Voya Retirement Solution 2025 Fund, Class I	12.52%
S&P Target Date 2025 Index	13.13%
Voya Retirement Solution 2030 Fund, Class I	13.63%
S&P Target Date 2030 Index	14.25%
Voya Retirement Solution 2035 Fund, Class I	14.54%
S&P Target Date 2035 Index	15.28%
Voya Retirement Solution 2040 Fund, Class I	15.69%
S&P Target Date 2040 Index	16.00%
Voya Retirement Solution 2045 Fund, Class I	16.10%
S&P Target Date 2045 Index	16.58%
Voya Retirement Solution 2050 Fund, Class I	16.16%
S&P Target Date 2050+ Index	17.23%
Voya Retirement Solution 2055 Fund, Class I	16.21%
S&P Target Date 2050+ Index	17.23%
Voya Retirement Solution Income Fund, Class I	8.42%
S&P Target Date Retirement Income Index	6.94%

Target Allocations as of May 31, 2014 (as a percentage of net assets)(1)
Asset Class	2020	2025	2030	2035	2040	2045	2050	2055	Income
Large Cap U.S. Equity	29.0%	32.0%	39.0%	41.0%	46.0%	48.0%	48.0%	48.0%	23.0%
Mid Cap U.S. Equity	10.0%	12.0%	12.0%	12.0%	14.0%	14.0%	14.0%	14.0%	6.0%
Small Cap U.S. Equity	4.0%	4.0%	4.0%	4.0%	5.0%	5.0%	5.0%	5.0%	—
International Equity	10.0%	12.0%	13.0%	17.0%	17.0%	19.0%	19.0%	19.0%	4.0%
Emerging Markets	—	4.0%	5.0%	7.0%	7.0%	7.0%	7.0%	7.0%	—
U.S. Real Estate	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
U.S. Bonds	19.0%	15.0%	12.0%	8.0%	5.0%	5.0%	5.0%	5.0%	35.0%
Short Duration	6.0%	6.0%	6.0%	2.0%	—	—	—	—	8.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.0%	—	—	—	4.0%
International Bonds	4.5%	4.5%	—	—	—	—	—	—	4.5%
Emerging Market Bonds	1.5%	1.5%	—	—	—	—	—	—	1.5%
Senior Debt	3.0%	3.0%	3.0%	3.0%	—	—	—	—	3.0%
TIPS	7.0%	—	—	—	—	—	—	—	9.0%
Total Equity	55%	66%	75%	83%	91%	95%	95%	95%	35%
Total Fixed Income	45%	34%	25%	17%	9%	5%	5%	5%	65%
	100%	100%	100%	100%	100%	100%	100%	100%	100%

(1)	Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

5

Voya Retirement Solution 2020 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	11.23%	12.06%
S&P Target Date 2020 Index	11.86%	12.84%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution 2020 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

6

Portfolio Managers’ Report	Voya Retirement Solution 2025 Fund

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	12.52%	13.60%
S&P Target Date 2025 Index	13.13%	14.38%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution 2025 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

7

Voya Retirement Solution 2030 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	13.63%	15.23%
S&P Target Date 2030 Index	14.25%	15.80%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution 2030 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

8

Portfolio Managers’ Report	Voya Retirement Solution 2035 Fund

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	14.54%	16.21%
S&P Target Date 2035 Index	15.28%	16.92%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution 2035 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

9

Voya Retirement Solution 2040 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	15.69%	17.52%
S&P Target Date 2040 Index	16.00%	17.76%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution 2040 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

10

Portfolio Managers’ Report	Voya Retirement Solution 2045 Fund

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	16.10%	18.02%
S&P Target Date 2045 Index	16.58%	18.43%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution 2045 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

11

Voya Retirement Solution 2050 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	16.16%	18.06%
S&P Target Date 2050+ Index	17.23%	19.07%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution 2050 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

12

Portfolio Managers’ Report	Voya Retirement Solution 2055 Fund

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	16.21%	18.09%
S&P Target Date 2050+ Index	17.23%	19.07%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution 2055 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

13

Voya Retirement Solution Income Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2014
		Since Inception
		of Class I
	1 Year	December 20, 2012
Class I	8.42%	8.42%
S&P Target Date Retirement Income Index	6.94%	6.87%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Retirement Solution Income Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward- looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

14

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Year Ended	Value	Value	Annualized	Year Ended
	December 1,	May 31,	Expense	May 31,	December 1,	May 31,	Expense	May 31,
	2013	2014	Ratio*	2014**	2013	2014	Ratio*	2014**
Voya Retirement Solution 2020 Fund
Class I	$1,000.00	$1,049.70	0.14%	$0.72	$1,000.00	$1,024.23	0.14%	$0.71
Voya Retirement Solution 2025 Fund
Class I	$1,000.00	$1,048.50	0.12%	$0.61	$1,000.00	$1,024.33	0.12%	$0.61
Voya Retirement Solution 2030 Fund
Class I	$1,000.00	$1,049.70	0.13%	$0.66	$1,000.00	$1,024.28	0.13%	$0.66
Voya Retirement Solution 2035 Fund
Class I	$1,000.00	$1,051.30	0.13%	$0.66	$1,000.00	$1,024.28	0.13%	$0.66
Voya Retirement Solution 2040 Fund
Class I	$1,000.00	$1,053.50	0.13%	$0.67	$1,000.00	$1,024.28	0.13%	$0.66
Voya Retirement Solution 2045 Fund
Class I	$1,000.00	$1,054.00	0.12%	$0.61	$1,000.00	$1,024.33	0.12%	$0.61
Voya Retirement Solution 2050 Fund
Class I	$1,000.00	$1,054.50	0.12%	$0.61	$1,000.00	$1,024.33	0.12%	$0.61
Voya Retirement Solution 2055 Fund
Class I	$1,000.00	$1,054.10	0.12%	$0.61	$1,000.00	$1,024.33	0.12%	$0.61
Voya Retirement Solution Income Fund
Class I	$1,000.00	$1,048.50	0.12%	$0.61	$1,000.00	$1,024.33	0.12%	$0.61

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees

Voya Separate Portfolios Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Voya Retirement Solution 2020 Fund (formerly, ING Retirement Solution 2020 Fund), Voya Retirement Solution 2025 Fund (formerly, ING Retirement Solution 2025 Fund), Voya Retirement Solution 2030 Fund (formerly, ING Retirement Solution 2030 Fund), Voya Retirement Solution 2035 Fund (formerly, ING Retirement Solution 2035 Fund), Voya Retirement Solution 2040 Fund (formerly, ING Retirement Solution 2040 Fund), Voya Retirement Solution 2045 Fund (formerly, ING Retirement Solution 2045 Fund), Voya Retirement Solution 2050 Fund (formerly, ING Retirement Solution 2050 Fund), Voya Retirement Solution 2055 Fund (formerly, ING Retirement Solution 2055 Fund), and Voya Retirement Solution Income Fund (formerly, ING Retirement Solution Income Fund), each a series of Voya Separate Portfolios Trust, as of May 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian, transfer agent of the underlying funds, and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Voya Separate Portfolios Trust as of May 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2014

16

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2014

	Voya Retirement	Voya Retirement	Voya Retirement
	Solution 2020	Solution 2025	Solution 2030
	Fund	Fund	Fund
ASSETS:
Investments in securities at fair value*	$118,617	$9,849	$9,436
Investments in affiliated underlying funds at fair value**	489,221	50,090	51,680
Total investments at fair value	$607,838	$59,939	$61,116
Cash	873	78	99
Receivables:
Investment securities sold	—	—	1,205
Dividends	5	1	1
Prepaid expenses	7,618	7,617	7,617
Reimbursement due from manager	100,354	5,407	5,872
Total assets	716,688	73,042	75,910

LIABILITIES:
Payable for investment securities purchased	—	—	1,161
Payable for investment management fees	30	3	2
Payable for trustee fees	3	1	1
Other accrued expenses and liabilities	108,197	12,893	13,366
Total liabilities	108,230	12,897	14,530
NET ASSETS	$608,458	$60,145	$61,380

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$565,056	$52,912	$53,062
Undistributed net investment income	3,320	281	215
Accumulated net realized gain	10,681	1,519	1,674
Net unrealized appreciation	29,401	5,433	6,429
NET ASSETS	$608,458	$60,145	$61,380

* Cost of investments in securities	$112,681	$9,204	$8,824
** Cost of investments in affiliated underlying funds	$465,756	$45,302	$45,863

Class I
Net assets	$608,458	$60,145	$61,380
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	52,835	5,265	5,273
Net asset value and redemption price per share	$11.52	$11.42	$11.64

See Accompanying Notes to Financial Statements

17

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2014

	Voya Retirement	Voya Retirement	Voya Retirement
	Solution 2035	Solution 2040	Solution 2045
	Fund	Fund	Fund
ASSETS:
Investments in securities at fair value*	$8,398	$7,853	$8,035
Investments in affiliated underlying funds at fair value**	53,496	55,127	55,333
Total investments at fair value	$61,894	$62,980	$63,368
Cash	379	77	63
Receivables:
Investment securities sold	876	—	—
Prepaid expenses	7,617	7,617	7,617
Reimbursement due from manager	5,570	5,819	5,884
Total assets	76,336	76,493	76,932

LIABILITIES:
Payable for investment securities purchased	1,161	—	—
Payable for investment management fees	2	2	2
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	13,067	13,324	13,376
Total liabilities	14,231	13,327	13,379
NET ASSETS	$62,105	$63,166	$63,553

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$53,112	$53,082	$53,023
Undistributed net investment income	184	134	85
Accumulated net realized gain	1,819	2,120	2,275
Net unrealized appreciation	6,990	7,830	8,170
NET ASSETS	$62,105	$63,166	$63,553

* Cost of investments in securities	$7,765	$7,196	$7,360
** Cost of investments in affiliated underlying funds	$47,139	$47,954	$47,838

Class I
Net assets	$62,105	$63,166	$63,553
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,274	5,267	5,260
Net asset value and redemption price per share	$11.78	$11.99	$12.08

See Accompanying Notes to Financial Statements

18

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2014

	Voya Retirement	Voya Retirement	Voya Retirement
	Solution 2050	Solution 2055	Solution Income
	Fund	Fund	Fund
ASSETS:
Investments in securities at fair value*	$8,035	$8,244	$9,510
Investments in affiliated underlying funds at fair value**	55,335	55,136	46,460
Total investments at fair value	$63,370	$63,380	$55,970
Cash	66	197	78
Receivables:
Investment securities sold	—	1,060	—
Dividends	—	—	1
Prepaid expenses	7,617	7,617	7,617
Reimbursement due from manager	5,994	5,994	4,448
Total assets	77,047	78,248	68,114

LIABILITIES:
Payable for investment securities purchased	—	1,161	—
Payable for investment management fees	2	2	3
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	13,491	13,491	11,926
Total liabilities	13,494	14,655	11,930
NET ASSETS	$63,553	$63,593	$56,184

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$53,101	$53,079	$52,436
Undistributed net investment income	81	78	410
Accumulated net realized gain	2,229	2,311	1,227
Net unrealized appreciation	8,142	8,125	2,111
NET ASSETS	$63,553	$63,593	$56,184

* Cost of investments in securities	$7,359	$7,588	$9,367
** Cost of investments in affiliated underlying funds	$47,869	$47,667	$44,492

Class I
Net assets	$63,553	$63,593	$56,184
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,267	5,265	5,238
Net asset value and redemption price per share	$12.07	$12.08	$10.73

See Accompanying Notes to Financial Statements

19

STATEMENTS OF OPERATIONS for the year ended May 31, 2014

	Voya Retirement	Voya Retirement	Voya Retirement
	Solution 2020	Solution 2025	Solution 2030
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$6,917	$743	$722
Dividends	1,554	204	194
Total investment income	8,471	947	916

EXPENSES:
Investment management fees	284	28	26
Transfer agent fees	121	43	46
Shareholder reporting expense	17,889	3,368	3,684
Registration fees	12,663	12,662	12,663
Professional fees	122,232	23,154	23,435
Custody and accounting expense	918	763	797
Trustee fees	15	2	2
Offering expense	12,805	12,805	12,805
Miscellaneous expense	4,229	3,724	3,724
Total expenses	171,156	56,549	57,182
Net waived and reimbursed fees	(170,450)	(56,480)	(57,106)
Net expenses	706	69	76
Net investment income	7,765	878	840

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(352)	397	481
Capital gain distributions from affiliated underlying funds	12,248	1,594	1,793
Sale of affiliated underlying funds	5,546	1,208	1,284
Net realized gain	17,442	3,199	3,558
Net change in unrealized appreciation (depreciation) on:
Investments	6,119	322	262
Affiliated underlying funds	21,045	2,316	2,696
Net change in unrealized appreciation (depreciation)	27,164	2,638	2,958
Net realized and unrealized gain	44,606	5,837	6,516
Increase in net assets resulting from operations	$52,371	$6,715	$7,356

See Accompanying Notes to Financial Statements

20

STATEMENTS OF OPERATIONS for the year ended May 31, 2014

	Voya Retirement	Voya Retirement	Voya Retirement
	Solution 2035	Solution 2040	Solution 2045
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$724	$626	$527
Dividends	170	164	175
Total investment income	894	790	702

EXPENSES:
Investment management fees	22	26	23
Transfer agent fees	51	42	49
Shareholder reporting expense	3,418	3,439	3,444
Registration fees	12,639	12,639	12,639
Professional fees	23,543	23,855	23,860
Custody and accounting expense	787	857	897
Trustee fees	2	2	2
Offering expense	12,805	12,805	12,805
Miscellaneous expense	3,604	3,599	3,599
Total expenses	56,871	57,264	57,318
Net waived and reimbursed fees	(56,794)	(57,186)	(57,246)
Net expenses	77	78	72
Net investment income	817	712	630

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	551	621	655
Capital gain distributions from affiliated underlying funds	1,849	2,170	2,221
Sale of affiliated underlying funds	1,409	1,392	1,490
Net realized gain	3,809	4,183	4,366
Net change in unrealized appreciation (depreciation) on:
Investments	222	201	176
Affiliated underlying funds	3,033	3,503	3,674
Net change in unrealized appreciation (depreciation)	3,255	3,704	3,850
Net realized and unrealized gain	7,064	7,887	8,216
Increase in net assets resulting from operations	$7,881	$8,599	$8,846

See Accompanying Notes to Financial Statements

21

STATEMENTS OF OPERATIONS for the year ended May 31, 2014

	Voya Retirement	Voya Retirement	Voya Retirement
	Solution 2050	Solution 2055	Solution Income
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$527	$524	$1,022
Dividends	168	168	146
Total investment income	695	692	1,168

EXPENSES:
Investment management fees	23	23	27
Transfer agent fees	41	39	41
Shareholder reporting expense	3,447	3,452	3,501
Registration fees	12,639	12,639	12,639
Professional fees	23,862	23,859	22,551
Custody and accounting expense	908	885	632
Trustee fees	2	2	2
Offering expense	12,805	12,805	12,805
Miscellaneous expense	3,724	3,724	3,724
Total expenses	57,451	57,428	55,922
Net waived and reimbursed fees	(57,379)	(57,356)	(55,856)
Net expenses	72	72	66
Net investment income	623	620	1,102

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	692	755	24
Capital gain distributions from affiliated underlying funds	2,220	2,220	778
Sale of affiliated underlying funds	1,489	1,487	1,164
Net realized gain	4,401	4,462	1,966
Net change in unrealized appreciation (depreciation) on:
Investments	169	149	325
Affiliated underlying funds	3,651	3,654	970
Net change in unrealized appreciation (depreciation)	3,820	3,803	1,295
Net realized and unrealized gain	8,221	8,265	3,261
Increase in net assets resulting from operations	$8,844	$8,885	$4,363

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Solution 2020 Fund		Voya Retirement Solution 2025 Fund
	Year Ended	December 20, 2012(1)	Year Ended	December 20, 2012(1)
	May 31, 2014	to May 31, 2013	May 31, 2014	to May 31, 2013
FROM OPERATIONS:
Net investment income	$7,765	$390	$878	$353
Net realized gain	17,442	347	3,199	284
Net change in unrealized appreciation	27,164	2,237	2,638	2,795
Increase in net assets resulting from operations	52,371	2,974	6,715	3,432

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(9,397)	(139)	(1,450)	(125)
Net realized gains	(2,407)	—	(1,339)	—
Total distributions	(11,804)	(139)	(2,789)	(125)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	503,114	50,010	—	50,010
Reinvestment of distributions	11,804	139	2,789	125
	514,918	50,149	2,789	50,135
Cost of shares redeemed	(11)	—	(12)	—
Net increase in net assets resulting from capital share transactions	514,907	50,149	2,777	50,135
Net increase in net assets	555,474	52,984	6,703	53,442

NET ASSETS:
Beginning of year or period	52,984	—	53,442	—
End of year or period	$608,458	$52,984	$60,145	$53,442
Undistributed net investment income at end of year or period	$3,320	$251	$281	$228

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Solution 2030 Fund		Voya Retirement Solution 2035 Fund
	Year Ended	December 20, 2012(1)	Year Ended	December 20, 2012(1)
	May 31, 2014	to May 31, 2013	May 31, 2014	to May 31, 2013
FROM OPERATIONS:
Net investment income	$840	$280	$817	$235
Net realized gain	3,558	274	3,809	256
Net change in unrealized appreciation	2,958	3,471	3,255	3,735
Increase in net assets resulting from operations	7,356	4,025	7,881	4,226

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,598)	(105)	(1,607)	(84)
Net realized gains	(1,360)	—	(1,423)	—
Total distributions	(2,958)	(105)	(3,030)	(84)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,010	—	50,010
Reinvestment of distributions	2,958	105	3,030	84
	2,958	50,115	3,030	50,094
Cost of shares redeemed	(11)	—	(12)	—
Net increase in net assets resulting from capital share transactions	2,947	50,115	3,018	50,094
Net increase in net assets	7,345	54,035	7,869	54,236

NET ASSETS:
Beginning of year or period	54,035	—	54,236	—
End of year or period	$61,380	$54,035	$62,105	$54,236
Undistributed net investment income at end of year or period	$215	$175	$184	$151

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Solution 2040 Fund		Voya Retirement Solution 2045 Fund
	Year Ended	December 20, 2012(1)	Year Ended	December 20, 2012(1)
	May 31, 2014	to May 31, 2013	May 31, 2014	to May 31, 2013
FROM OPERATIONS:
Net investment income	$712	$184	$630	$141
Net realized gain	4,183	260	4,366	248
Net change in unrealized appreciation	3,704	4,126	3,850	4,320
Increase in net assets resulting from operations	8,599	4,570	8,846	4,709

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,642)	(79)	(1,604)	(68)
Net realized gains	(1,364)	—	(1,353)	—
Total distributions	(3,006)	(79)	(2,957)	(68)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,010	—	50,010
Reinvestment of distributions	3,006	79	2,957	68
	3,006	50,089	2,957	50,078
Cost of shares redeemed	(13)	—	(12)	—
Net increase in net assets resulting from capital share transactions	2,993	50,089	2,945	50,078
Net increase in net assets	8,586	54,580	8,834	54,719

NET ASSETS:
Beginning of year or period	54,580	—	54,719	—
End of year or period	$63,166	$54,580	$63,553	$54,719
Undistributed net investment income at end of year or period	$134	$105	$85	$73

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Solution 2050 Fund		Voya Retirement Solution 2055 Fund
	Year Ended	December 20, 2012(1)	Year Ended	December 20, 2012(1)
	May 31, 2014	to May 31, 2013	May 31, 2014	to May 31, 2013
FROM OPERATIONS:
Net investment income	$623	$143	$620	$143
Net realized gain	4,401	246	4,462	246
Net change in unrealized appreciation	3,820	4,322	3,803	4,322
Increase in net assets resulting from operations	8,844	4,711	8,885	4,711

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,602)	(69)	(1,603)	(69)
Net realized gains	(1,432)	—	(1,410)	—
Total distributions	(3,034)	(69)	(3,013)	(69)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,010	—	50,010
Reinvestment of distributions	3,034	69	3,013	69
	3,034	50,079	3,013	50,079
Cost of shares redeemed	(12)	—	(13)	—
Net increase in net assets resulting from capital share transactions	3,022	50,079	3,000	50,079
Net increase in net assets	8,832	54,721	8,872	54,721

NET ASSETS:
Beginning of year or period	54,721	—	54,721	—
End of year or period	$63,553	$54,721	$63,593	$54,721
Undistributed net investment income at end of year or period	$81	$74	$78	$74

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Solution Income Fund
	Year Ended	December 20, 2012(1)
	May 31, 2014	to May 31, 2013
FROM OPERATIONS:
Net investment income	$1,102	$689
Net realized gain	1,966	317
Net change in unrealized appreciation	1,295	816
Increase in net assets resulting from operations	4,363	1,822

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,337)	(326)
Net realized gains	(774)	—
Total distributions	(2,111)	(326)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,010
Reinvestment of distributions	2,111	326
	2,111	50,336
Cost of shares redeemed	(11)	—
Net increase in net assets resulting from capital share transactions	2,100	50,336
Net increase in net assets	4,352	51,832

NET ASSETS:
Beginning of year or period	51,832	—
End of year or period	$56,184	$51,832
Undistributed net investment income at end of year or period	$410	$363

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

27

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waiver and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Solution 2020 Fund
Class I
05-31-14	10.57	0.17	•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(5) - 05-31-13	10.00	0.08		0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Voya Retirement Solution 2025 Fund
Class I
05-31-14	10.66	0.18		1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(5) - 05-31-13	10.00	0.07		0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Voya Retirement Solution 2030 Fund
Class I
05-31-14	10.78	0.17		1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(5) - 05-31-13	10.00	0.06		0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Voya Retirement Solution 2035 Fund
Class I
05-31-14	10.83	0.17		1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(5) - 05-31-13	10.00	0.05		0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
Voya Retirement Solution 2040 Fund
Class I
05-31-14	10.90	0.15		1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(5) - 05-31-13	10.00	0.04		0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
Voya Retirement Solution 2045 Fund
Class I
05-31-14	10.93	0.13		1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(5) - 05-31-13	10.00	0.03		0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
Voya Retirement Solution 2050 Fund
Class I
05-31-14	10.93	0.13		1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(5) - 05-31-13	10.00	0.03		0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Retirement Solution 2055 Fund
Class I
05-31-14	10.93	0.13		1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(5) - 05-31-13	10.00	0.03		0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Retirement Solution Income Fund
Class I
05-31-14	10.30	0.22		0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(5) - 05-31-13	10.00	0.14		0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27

See Accompanying Notes to Financial Statements

28

Financial Highlights (Continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of the Underlying Funds.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS as of May 31, 2014

NOTE 1 — ORGANIZATION

Voya Separate Portfolios (“SPorts”) Trust (formerly, ING Separate Portfolios Trust) (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of thirteen separate active investment series. The nine series included in this report are: Voya Retirement Solution 2020 Fund (“Solution 2020”), Voya Retirement Solution 2025 Fund (“Solution 2025”), Voya Retirement Solution 2030 Fund (“Solution 2030”), Voya Retirement Solution 2035 Fund (“Solution 2035”), Voya Retirement Solution 2040 Fund (“Solution 2040”), Voya Retirement Solution 2045 Fund (“Solution 2045”), Voya Retirement Solution 2050 Fund (“Solution 2050”), Voya Retirement Solution 2055 Fund (“Solution 2055”), and Voya Retirement Solution Income Fund (“Solution Income”) (each a “Fund” and collectively the “Funds”), each a diversified series of the Trust.

Each Fund offers Class I Shares. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the average daily net assets. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub- Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as Administrator to the Funds. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, is the principal underwriter of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuations of the Funds’ investments in underlying funds (“Underlying Funds”) are based on the net asset value (“NAV”) of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments held in Underlying Funds maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from independent pricing services. Investments in equity securities held by the Funds or Underlying Funds and traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent pricing services or from one or more dealers making markets in the securities and may be adjusted based on the Funds’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Funds’ Board of Trustees (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its next NAV may also be valued at their fair values as defined by the 1940 Act and as determined in

30

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2014 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Funds (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Funds’ Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities nor can it be assured a Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Funds have a significant amount of Level 3 investments.

For the year ended May 31, 2014, there have been no significant changes to the fair valuation methodologies.

B.   Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

31

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2014 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/ withholding tax reclaim receivables at fiscal year end, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gains, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2014, the cost of purchases and proceeds from the sales of investments were as follows:

	Purchases	Sales
Solution 2020	$791,458	$280,468
Solution 2025	27,922	27,156
Solution 2030	31,320	30,576
Solution 2035	33,151	32,520
Solution 2040	31,475	30,878
Solution 2045	32,249	31,798
Solution 2050	32,052	31,619
Solution 2055	32,335	31,940
Solution Income	17,360	16,380

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensates the Investment Adviser with an advisory fee equal to 0.00% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.30% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM

32

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2014 (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. VFS does not receive any fees for its administrative services.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2014, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.) owned more than 5% of the following Funds:

Subsidiary	Funds	Percentage
Voya Investment Management Co. LLC	Solution 2020	9.68%
	Solution 2025	100.00
	Solution 2030	100.00
	Solution 2035	100.00
	Solution 2040	100.00
	Solution 2045	100.00
	Solution 2050	100.00
	Solution 2055	100.00
	Solution Income	100.00

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates to include companies that are under common control. Therefore, because certain Funds have a common owner that owns over 25% of the outstanding securities of the Funds, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Funds.

The Investment Adviser may request that the Funds’ portfolio managers use their best efforts (subject to obtaining best execution of each transaction) to allocate a portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to a Fund is recognized as brokerage commission recapture in the Statements of Operations.

The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by Voya Investments until distribution in accordance with the Plan.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At May 31, 2014, the following Funds had the following payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Fund	Accrued Expenses	Amount
Solution 2020	Audit	$102,118
Solution 2025	Audit	10,083
	Miscellaneous	1,007
	Shareholder Reporting	837
	Registration fees	748
Solution 2030	Audit	10,262
	Miscellaneous	1,007
	Shareholder Reporting	1,124
	Registration fees	749
Solution 2035	Audit	10,337
	Miscellaneous	887
	Shareholder Reporting	841
	Registration fees	749
Solution 2040	Audit	10,593
	Miscellaneous	882
	Shareholder Reporting	844
	Registration fees	749
Solution 2045	Audit	10,572
	Miscellaneous	883
	Shareholder Reporting	841
	Registration fees	749
Solution 2050	Audit	10,584
	Miscellaneous	1,007
	Shareholder Reporting	844
	Registration fees	749
Solution 2055	Audit	10,581
	Miscellaneous	1,007
	Shareholder Reporting	848
	Registration fees	749
Solution Income	Audit	9,447
	Miscellaneous	1,006
	Registration fees	749

33

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2014 (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest expenses, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Fund(1)	Class I
Solution 2020	0.80%
Solution 2025	0.82%
Solution 2030	0.86%
Solution 2035	0.90%
Solution 2040	0.92%
Solution 2045	0.92%
Solution 2050	0.92%
Solution 2055	0.92%
Solution Income	0.66%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2014, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	May 31,
Fund	2015	2016	2017	Total
Solution 2020	$—	$35,906	$170,450	$206,356
Solution 2025	—	35,908	56,480	92,388

	May 31,
Fund	2015	2016	2017	Total
Solution 2030	—	35,908	57,106	93,014
Solution 2035	—	35,933	56,794	92,727
Solution 2040	—	35,926	57,186	93,112
Solution 2045	—	35,932	57,246	93,178
Solution 2050	—	35,930	57,379	93,309
Solution 2055	—	35,930	57,356	93,286
Solution Income	—	35,494	55,856	91,350

The Expense Limitation Agreement is contractual through October 1, 2014 and shall renew automatically for one-year terms unless: (i) Voya Investments provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Adviser, are a party to an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the year ended May 31, 2014.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Proceeds
		Shares			Net increase		from
		issued	Reinvestment		(decrease)		shares	Reinvestment
	Shares	in	of	Shares	in shares	Shares	issued in	of	Shares	Net increase
	Sold	merger	distributions	redeemed	outstanding	sold	merger	distributions	redeemed	(decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2020
Class I
5/31/2014	46,758	—	1,063	(1)	47,820	503,114	—	11,804	(11)	514,907
12/20/2012(1) - 5/31/2013	5,001	—	14	—	5,015	50,010	—	139	—	50,149

34

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2014 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

							Proceeds
		Shares			Net increase		from
		issued	Reinvestment		(decrease)		shares	Reinvestment
	Shares	in	of	Shares	in shares	Shares	issued in	of	Shares	Net increase
	sold	merger	distributions	redeemed	outstanding	sold	merger	distributions	redeemed	(decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2025
Class I
5/31/2014	—	—	252	(1)	251	—	—	2,789	(12)	2,777
12/2 0/2012(1) - 5/31/2013	5,001	—	13	—	5,014	50,010	—	125	—	50,135
Solution 2030
Class I
5/31/2014	—	—	262	(1)	261	—	—	2,958	(11)	2,947
12/20/2012(1) - 5/31/2013	5,001	—	11	—	5,012	50,010	—	105	—	50,115
Solution 2035
Class I
5/31/2014	—	—	266	(1)	265	—	—	3,030	(12)	3,018
12/20/2012(1) - 5/31/2013	5,001	—	8	—	5,009	50,010	—	84	—	50,094
Solution 2040
Class I
5/31/2014	—	—	259	(1)	258	—	—	3,006	(13)	2,993
12/20/2012(1) - 5/31/2013	5,001	—	8	—	5,009	50,010	—	79	—	50,089
Solution 2045
Class I
5/31/2014	—	—	253	(1)	252	—	—	2,957	(12)	2,945
12/20/2012(1) - 5/31/2013	5,001	—	7	—	5,008	50,010	—	68	—	50,078
Solution 2050
Class I
5/31/2014	—	—	260	(1)	259	—	—	3,034	(12)	3,022
12/20/2012(1) - 5/31/2013	5,001	—	7	—	5,008	50,010	—	69	—	50,079
Solution 2055
Class I
5/31/2014	—	—	258	(1)	257	—	—	3,013	(13)	3,000
12/20/2012(1) - 5/31/2013	5,001	—	7	—	5,008	50,010	—	69	—	50,079
Solution Income
Class I
5/31/2014	—	—	205	(1)	204	—	—	2,111	(11)	2,100
12/20/2012(1) - 5/31/2013	5,001	—	33	—	5,034	50,010	—	326	—	50,336

(1)       Commencement of operations.

NOTE 10 — CONCENTRATION OF RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Funds and their corresponding risks, see the Funds’ most recent Prospectus and/or the Statement of Additional Information.

The Funds are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Funds may allocate assets to an Underlying Fund or market that underperforms other funds or assets classes.

Foreign Investments/Developing and Emerging Markets Risk (All Funds). There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and

35

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2014 (CONTINUED)

NOTE 10 — CONCENTRATION OF RISKS (continued)

requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following permanent tax differences have been reclassified as of May 31, 2014:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gains/(Losses)
Solution 2020	$4,701	$(4,701)
Solution 2025	625	(625)
Solution 2030	798	(798)
Solution 2035	823	(823)
Solution 2040	959	(959)
Solution 2045	986	(986)
Solution 2050	986	(986)
Solution 2055	987	(987)
Solution Income	282	(282)

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Period Ended
	May 31, 2014		May 31, 2013
	Ordinary	Long-term	Ordinary
	Income	Capital Gains	Income
Solution 2020	$11,737	$67	$139
Solution 2025	2,714	75	125

	Year Ended		Period Ended
	May 31, 2014		May 31, 2013
	Ordinary	Long-term	Ordinary
	Income	Capital Gains	Income
Solution 2030	2,852	106	105
Solution 2035	2,919	111	84
Solution 2040	2,879	127	79
Solution 2045	2,824	133	68
Solution 2050	2,901	133	69
Solution 2055	2,880	133	69
Solution Income	2,077	34	326

The tax-basis components of distributable earnings as of May 31, 2014 were:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-term	Appreciation/
	Income	Capital Gains	(Depreciation)
Solution 2020	$5,811	$8,400	$29,192
Solution 2025	887	937	5,409
Solution 2030	899	1,006	6,413
Solution 2035	1,006	1,022	6,965
Solution 2040	1,082	1,195	7,807
Solution 2045	1,172	1,213	8,145
Solution 2050	1,124	1,211	8,117
Solution 2055	1,204	1,209	8,101
Solution Income	1,089	516	2,143

The Funds’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

As of May 31, 2014, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

36

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2014 (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Funds. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Funds in connection with the IPO. Shareholders of the Funds approved new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Funds, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Funds and their operations.

NOTE 13 — SUBSEQUENT EVENTS

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

37

Voya Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS AS OF May 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 19.5%
302	iShares Barclays Aggregate Bond
	Fund	$33,120	5.4
370	iShares Barclays TIPS Bond Fund	42,769	7.1
177	iShares MSCI EAFE Index Fund	12,286	2.0
284	iShares MSCI EMU Index Fund	12,328	2.0
56	PIMCO Total Return ETF	6,097	1.0
144	SPDR Barclays Capital High Yield
	Bond ETF	5,980	1.0
99	Vanguard FTSE Europe ETF	6,037	1.0
	Total Exchange-Traded Funds
	(Cost $112,681)	118,617	19.5
MUTUAL FUNDS: 80.4%
	Affiliated Investment Companies: 80.4%
1,770	Voya Floating Rate Fund - Class I	18,018	3.0
3,254	Voya Global Bond Fund - Class R6	36,317	6.0
4,292	Voya High Yield Bond Fund - Class I	36,437	6.0
5,750	Voya Intermediate Bond Fund -
	Class R6	57,902	9.5
1,200	Voya International Core Fund -
	Class I	13,719	2.3
6,184	Voya Large Cap Growth Fund -
	Class R6	85,342	13.9
5,449	Voya Large Cap Value Fund -
	Class R6	73,992	12.2
1,120	Voya MidCap Opportunities Fund -
	Class R6	29,043	4.8

				Percentage
				of Net
Shares			Value	Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
2,853		Voya Multi-Manager International
		Equity Fund - Class I	$35,261	5.8
2,124		Voya Multi-Manager Mid Cap Value
		Fund - Class I	31,095	5.1
638		Voya Real Estate Fund - Class I	12,791	2.1
3,579		Voya Short Term Bond Fund -
		Class R6	35,930	5.9
1,304	@	Voya Small Company Fund -
		Class R6	23,374	3.8
		Total Mutual Funds
		(Cost $465,756)	489,221	80.4
		Total Investments in Securities
		(Cost $578,437)	$607,838	99.9
		Assets in Excess of Other
		Liabilities	620	0.1
		Net Assets	$608,458	100.0

@	Non-income producing security
Cost for federal income tax purposes is $578,646.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,458
Gross Unrealized Depreciation	(266)
Net Unrealized Appreciation	$29,192

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$118,617	$—	$—	$118,617
Mutual Funds	489,221	—	—	489,221
Total Investments, at fair value	$607,838	$—	$—	$607,838

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

38

Voya Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS AS OF May 31, 2014 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$5,802	$81,127	$(86,286)	$(643)	$—	$27	$974	$—
Voya Core Equity Research Fund - Class R6	—	61,084	(61,084)	—	—	—	2,595	—
Voya Floating Rate Fund - Class I	—	18,055	(33)	(4)	18,018	457	—	—
Voya Global Bond Fund - Class I	3,183	—	(3,362)	179	—	11	—	—
Voya Global Bond Fund - Class R6	—	35,647	(808)	1,478	36,317	474	(2)	—
Voya High Yield Bond Fund - Class I	3,733	53,392	(21,428)	740	36,437	1,945	(247)	—
Voya Intermediate Bond Fund - Class I	5,053	—	(5,154)	101	—	—	—	—
Voya Intermediate Bond Fund - Class R6	—	114,896	(58,466)	1,472	57,902	1,576	(441)	1
Voya International Core Fund - Class I	4,719	28,402	(20,323)	921	13,719	291	515	32
Voya Large Cap Growth Fund - Class I	4,475	—	(4,048)	(427)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	80,010	(3,709)	9,041	85,342	251	927	1,286
Voya Large Cap Value Fund - Class I	3,422	—	(3,017)	(405)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	70,553	(1,086)	4,525	73,992	670	182	1,768
Voya MidCap Opportunities Fund - Class I	2,906	—	(2,609)	(297)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	32,697	(3,950)	296	29,043	—	573	2,367
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	11,102	(11,102)	—	—	—	29	—
Voya Multi-Manager International Equity Fund - Class I	—	32,991	(1,072)	3,342	35,261	346	99	32
Voya Multi-Manager Mid Cap Value Fund - Class I	2,925	32,651	(4,306)	(175)	31,095	155	351	4,775
Voya Real Estate Fund - Class I	1,539	15,377	(4,713)	588	12,791	214	(273)	—
Voya Short Term Bond Fund - Class I	3,187	30,204	(33,395)	4	—	17	—	—
Voya Short Term Bond Fund - Class R6	—	35,801	(69)	198	35,930	483	—	—
Voya Small Company Fund - Class I	2,120	—	(1,840)	(280)	—	—	—	—
Voya Small Company Fund - Class R6	—	23,991	(1,008)	391	23,374	—	264	1,987
	$43,064	$757,980	$(332,868)	$21,045	$489,221	$6,917	$5,546	$12,248

See Accompanying Notes to Financial Statements

39

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 16.4%
24	iShares Barclays Aggregate
	Bond Fund	$2,632	4.4
40	iShares MSCI EAFE Index Fund	2,777	4.7
28	iShares MSCI EMU Index Fund	1,215	2.0
6	iShares S&P 500 Index Fund/US	1,163	1.9
8	PIMCO Total Return ETF	871	1.4
14	SPDR Barclays Capital High
	Yield Bond ETF	581	1.0
10	Vanguard FTSE Europe ETF	610	1.0
	Total Exchange-Traded Funds
	(Cost $9,204)	9,849	16.4
MUTUAL FUNDS: 83.3%
	Affiliated Investment Companies: 83.3%
174	Voya Floating Rate Fund - Class I	1,776	3.0
321	Voya Global Bond Fund -
	Class R6	3,580	6.0
423	Voya High Yield Bond Fund -
	Class I	3,591	6.0
358	Voya Intermediate Bond Fund -
	Class R6	3,605	6.0
158	Voya International Core Fund -
	Class I	1,803	3.0
675	Voya Large Cap Growth Fund -
	Class R6	9,313	15.5
604	Voya Large Cap Value Fund -
	Class R6	8,205	13.6
132	Voya MidCap Opportunities
	Fund - Class R6	3,435	5.7

				Percentage
				of Net
Shares			Value	Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
53		Voya Multi-Manager Emerging
		Markets Equity Fund - Class I	$611	1.0
274		Voya Multi-Manager International
		Equity Fund - Class I	3,387	5.6
251		Voya Multi-Manager Mid Cap
		Value Fund - Class I	3,678	6.1
63		Voya Real Estate Fund - Class I	1,261	2.1
353		Voya Short Term Bond Fund -
		Class R6	3,541	5.9
128	@	Voya Small Company Fund -
		Class R6	2,304	3.8
		Total Mutual Funds
		(Cost $45,302)	50,090	83.3
		Total Investments in Securities
		(Cost $54,506)	$59,939	99.7
		Assets in Excess of Other
		Liabilities	206	0.3
		Net Assets	$60,145	100.0

@	Non-income producing security
Cost for federal income tax purposes is $54,530.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,543
Gross Unrealized Depreciation	(134)
Net Unrealized Appreciation	$5,409

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,849	$—	$—	$9,849
Mutual Funds	50,090	—	—	50,090
Total Investments, at fair value	$59,939	$—	$—	$59,939

^ See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

40

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS AS OF May 31, 2014 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$3,476	$484	$(3,612)	$(348)	$—	$16	$3	$—
Voya Core Equity Research Fund - Class R6	—	4,695	(4,695)	—	—	—	700	—
Voya Floating Rate Fund - Class I	—	1,778	(2)	—	1,776	45	—	—
Voya Global Bond Fund - Class I	3,213	—	(3,393)	180	—	11	—	—
Voya Global Bond Fund - Class R6	—	3,727	(109)	(38)	3,580	37	(1)	—
Voya High Yield Bond Fund - Class I	3,768	1,298	(1,528)	53	3,591	220	(7)	—
Voya Intermediate Bond Fund - Class I	2,447	—	(2,501)	54	—	—	—	—
Voya Intermediate Bond Fund - Class R6	—	3,645	(24)	(16)	3,605	100	(1)	—
Voya International Core Fund - Class I	5,842	92	(4,125)	(6)	1,803	38	213	4
Voya Large Cap Growth Fund - Class I	5,064	—	(4,576)	(488)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	8,126	(373)	1,560	9,313	27	96	140
Voya Large Cap Value Fund - Class I	3,986	—	(3,514)	(472)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	7,411	(104)	898	8,205	94	17	410
Voya MidCap Opportunities Fund - Class I	3,477	—	(3,112)	(365)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	3,391	(435)	479	3,435	—	97	280
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,599	223	(1,252)	41	611	19	(56)	—
Voya Multi-Manager International Equity Fund - Class I	—	3,051	(138)	474	3,387	32	13	3
Voya Multi-Manager Mid Cap Value Fund - Class I	3,504	581	(502)	95	3,678	18	89	562
Voya Real Estate Fund - Class I	1,584	70	(464)	71	1,261	30	1	—
Voya Short Term Bond Fund - Class I	3,242	8	(3,253)	3	—	8	—	—
Voya Short Term Bond Fund - Class R6	—	3,540	(12)	13	3,541	48	—	—
Voya Small Company Fund - Class I	2,155	—	(1,872)	(283)	—	—	—	—
Voya Small Company Fund - Class R6	—	2,067	(174)	411	2,304	—	44	195
	$43,357	$44,187	$(39,770)	$2,316	$50,090	$743	$1,208	$1,594

See Accompanying Notes to Financial Statements

41

Voya Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS AS OF May 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 15.4%
3	iShares Barclays Aggregate Bond
	Fund	$329	0.5
42	iShares MSCI EAFE Index Fund	2,916	4.8
29	iShares MSCI EMU Index Fund	1,259	2.1
12	iShares S&P 500 Index Fund/US	2,326	3.8
13	PIMCO Total Return ETF	1,415	2.3
14	SPDR Barclays Capital High Yield
	Bond ETF	581	0.9
10	Vanguard FTSE Europe ETF	610	1.0
	Total Exchange-Traded Funds
	(Cost $8,824)	9,436	15.4
MUTUAL FUNDS: 84.2%
	Affiliated Investment Companies: 84.2%
178	Voya Floating Rate Fund - Class I	1,810	2.9
431	Voya High Yield Bond Fund - Class I	3,661	6.0
258	Voya Intermediate Bond Fund -
	Class R6	2,603	4.2
174	Voya International Core Fund -
	Class I	1,991	3.2
843	Voya Large Cap Growth Fund -
	Class R6	11,636	19.1
776	Voya Large Cap Value Fund -
	Class R6	10,532	17.2
135	Voya MidCap Opportunities Fund -
	Class R6	3,502	5.7
108	Voya Multi-Manager Emerging
	Markets Equity Fund - Class I	1,255	2.0

				Percentage
				of Net
Shares			Value	Assets
MUTUAL FUNDS (continued):
		Affiliated Investment Companies (continued)
299		Voya Multi-Manager International
		Equity Fund - Class I	$3,697	6.0
256		Voya Multi-Manager Mid Cap
		Value Fund - Class I	3,749	6.1
64		Voya Real Estate Fund - Class I	1,285	2.1
360		Voya Short Term Bond Fund -
		Class R6	3,610	5.9
131	@	Voya Small Company Fund -
		Class R6	2,349	3.8
		Total Mutual Funds
		(Cost $45,863)	51,680	84.2
		Total Investments in Securities
		(Cost $54,687)	$61,116	99.6
		Assets in Excess of Other
		Liabilities	264	0.4
		Net Assets	$61,380	100.0

@	Non-income producing security
Cost for federal income tax purposes is $54,703.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,430
Gross Unrealized Depreciation	(17)
Net Unrealized Appreciation	$6,413

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,436	$—	$—	$9,436
Mutual Funds	51,680	—	—	51,680
Total Investments, at fair value	$61,116	$—	$—	$61,116

^       See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

42

Voya Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS AS OF May 31, 2014 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$3,772	$18	$(3,408)	$(382)	$—	$18	$12	$—
Voya Core Equity Research Fund - Class R6	—	4,460	(4,460)	—	—	—	731	—
Voya Floating Rate Fund - Class I	—	1,813	(2)	(1)	1,810	47	—	—
Voya High Yield Bond Fund - Class I	3,813	1,377	(1,584)	55	3,661	224	(8)	—
Voya Intermediate Bond Fund - Class I	1,228	—	(1,254)	26	—	—	—	—
Voya Intermediate Bond Fund - Class R6	—	2,599	(19)	23	2,603	68	(1)	—
Voya International Core Fund - Class I	6,428	220	(4,646)	(11)	1,991	42	247	5
Voya Large Cap Growth Fund - Class I	6,724	—	(6,059)	(665)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	10,001	(422)	2,057	11,636	34	110	175
Voya Large Cap Value Fund - Class I	5,647	—	(4,979)	(668)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	9,438	(129)	1,223	10,532	126	20	559
Voya MidCap Opportunities Fund - Class I	3,509	—	(3,139)	(370)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	3,423	(412)	491	3,502	—	93	284
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,120	357	(1,289)	67	1,255	25	(56)	—
Voya Multi-Manager International Equity Fund - Class I	—	3,317	(143)	523	3,697	36	12	3
Voya Multi-Manager Mid Cap Value Fund - Class I	3,531	589	(473)	102	3,749	18	85	570
Voya Real Estate Fund - Class I	1,573	124	(486)	74	1,285	30	1	—
Voya Short Term Bond Fund - Class I	3,281	8	(3,292)	3	—	7	—	—
Voya Short Term Bond Fund - Class R6	—	3,603	(7)	14	3,610	47	—	—
Voya Small Company Fund - Class I	2,166	—	(1,880)	(286)	—	—	—	—
Voya Small Company Fund - Class R6	—	2,078	(150)	421	2,349	—	38	197
	$43,792	$43,425	$(38,233)	$2,696	$51,680	$722	$1,284	$1,793

See Accompanying Notes to Financial Statements

43

Voya Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS AS OF May 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 13.5%
50	iShares MSCI EAFE
	Index Fund	$3,471	5.6
29	iShares MSCI EMU
	Index Fund	1,259	2.0
12	iShares S&P 500 Index
	Fund/US	2,326	3.7
1	PIMCO Total Return
	ETF	109	0.2
15	SPDR Barclays Capital
	High Yield Bond ETF	623	1.0
10	Vanguard FTSE Europe
	ETF	610	1.0
	Total Exchange-Traded Funds
	(Cost $7,765)	8,398	13.5
MUTUAL FUNDS: 86.2%
	Affiliated Investment Companies: 86.2%
180	Voya Floating Rate Fund - Class I	1,828	3.0
436	Voya High Yield Bond Fund - Class I	3,697	6.0
169	Voya Intermediate Bond Fund -
	Class R6	1,703	2.7
244	Voya International Core Fund -
	Class I	2,784	4.5
897	Voya Large Cap Growth Fund -
	Class R6	12,372	19.9
829	Voya Large Cap Value Fund -
	Class R6	11,263	18.1
136	Voya MidCap Opportunities Fund -
	Class R6	3,537	5.7

				Percentage
				of Net
Shares			Value	Assets
MUTUAL FUNDS (continued)
		Affiliated Investment Companies (continued)
225		Voya Multi-Manager Emerging
		Markets Equity Fund - Class I	$2,615	4.2
407		Voya Multi-Manager International
		Equity Fund - Class I	5,025	8.1
259		Voya Multi-Manager Mid Cap
		Value Fund - Class I	3,787	6.1
65		Voya Real Estate Fund - Class I	1,298	2.1
121		Voya Short Term Bond Fund -
		Class R6	1,215	2.0
132	@	Voya Small Company Fund -
		Class R6	2,372	3.8
		Total Mutual Funds
		(Cost $47,139)	53,496	86.2
		Total Investments in Securities
		(Cost $54,904)	$61,894	99.7
		Assets in Excess of Other
		Liabilities	211	0.3
		Net Assets	$62,105	100.0

@	Non-income producing security
Cost for federal income tax purposes is $54,929.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,991
Gross Unrealized Depreciation	(26)
Net Unrealized Appreciation	$6,965

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,398	$—	$—	$8,398
Mutual Funds	53,496	—	—	53,496
Total Investments, at fair value	$61,894	$—	$—	$61,894

^        See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

44

Voya Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS AS OF May 31, 2014 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$4,077	$19	$(3,682)	$(414)	$—	$19	$14	$—
Voya Core Equity Research Fund - Class R6	—	4,732	(4,732)	—	—	—	789	—
Voya Floating Rate Fund - Class I	—	1,831	(2)	(1)	1,828	46	—	—
Voya High Yield Bond Fund - Class I	3,833	1,313	(1,504)	55	3,697	225	(7)	—
Voya Intermediate Bond Fund - Class I	686	—	(700)	14	—	—	—	—
Voya Intermediate Bond Fund - Class R6	—	1,993	(326)	36	1,703	50	(6)	—
Voya International Core Fund - Class I	8,635	188	(6,043)	4	2,784	59	321	6
Voya Large Cap Growth Fund - Class I	7,049	—	(6,352)	(697)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	10,632	(431)	2,171	12,372	36	112	185
Voya Large Cap Value Fund - Class I	5,947	—	(5,243)	(704)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	10,081	(119)	1,301	11,263	134	20	590
Voya MidCap Opportunities Fund - Class I	3,527	—	(3,155)	(372)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	3,441	(400)	496	3,537	—	91	286
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,240	545	(1,285)	115	2,615	38	(58)	—
Voya Multi-Manager International Equity Fund - Class I	—	4,493	(174)	706	5,025	49	14	5
Voya Multi-Manager Mid Cap Value Fund - Class I	3,550	595	(463)	105	3,787	19	82	577
Voya Real Estate Fund - Class I	1,611	60	(448)	75	1,298	30	1	—
Voya Short Term Bond Fund - Class I	1,099	3	(1,103)	1	—	3	—	—
Voya Short Term Bond Fund - Class R6	—	1,213	(2)	4	1,215	16	—	—
Voya Small Company Fund - Class I	2,177	—	(1,890)	(287)	—	—	—	—
Voya Small Company Fund - Class R6	—	2,090	(143)	425	2,372	—	36	200
	$45,431	$43,229	$(38,197)	$3,033	$53,496	$724	$1,409	$1,849

See Accompanying Notes to Financial Statements

45

PORTFOLIO OF INVESTMENTS
Voya Retirement Solution 2040 Fund	AS OF May 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 12.4%
6	iShares Barclays
	Aggregate Bond Fund	$658	1.0
51	iShares MSCI EAFE
	Index Fund	3,540	5.6
29	iShares MSCI EMU
	Index Fund	1,259	2.0
6	iShares S&P 500 Index
	Fund/US	1,163	1.8
15	SPDR Barclays Capital
	High Yield Bond ETF	623	1.0
10	Vanguard FTSE Europe
	ETF	610	1.0
	Total Exchange-Traded Funds
	(Cost $7,196)	7,853	12.4
MUTUAL FUNDS: 87.3%
	Affiliated Investment Companies: 87.3%
443	Voya High Yield Bond Fund - Class I	3,757	5.9
62	Voya Intermediate Bond Fund -
	Class R6	629	1.0
248	Voya International Core Fund -
	Class I	2,830	4.5
1,025	Voya Large Cap Growth Fund -
	Class R6	14,144	22.5
960	Voya Large Cap Value Fund -
	Class R6	13,035	20.6
162	Voya MidCap Opportunities Fund -
	Class R6	4,193	6.6

				Percentage
				of Net
Shares			Value	Assets
MUTUAL FUNDS (continued)

		Affiliated Investment Companies (continued)
229		Voya Multi-Manager Emerging
		Markets Equity Fund - Class I	$2,659	4.2
409		Voya Multi-Manager International
		Equity Fund - Class I	5,059	8.0
307		Voya Multi-Manager Mid Cap
		Value Fund - Class I	4,489	7.1
66		Voya Real Estate Fund - Class I	1,319	2.1
168	@	Voya Small Company
		Fund - Class R6	3,013	4.8
		Total Mutual Funds
		(Cost $47,954)	55,127	87.3
		Total Investments in Securities
		(Cost $55,150)	$62,980	99.7
		Assets in Excess of Other
		Liabilities	186	0.3
		Net Assets	$63,166	100.0

@	Non-income producing security
Cost for federal income tax purposes is $55,173.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,807
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$7,807

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,853	$—	$—	$7,853
Mutual Funds	55,127	—	—	55,127
Total Investments, at fair value	$62,980	$—	$—	$62,980

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

46

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION 2040 FUND	AS OF May 31, 2014 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$4,363	$545	$(4,461)	$(447)	$—	$20	$3	$—
Voya Core Equity Research Fund - Class R6	—	5,584	(5,584)	—	—	—	889	—
Voya High Yield Bond Fund - Class I	2,205	1,476	(12)	88	3,757	195	—	—
Voya Intermediate Bond Fund - Class I	552	—	(564)	12	—	—	—	—
Voya Intermediate Bond Fund - Class R6	—	922	(300)	7	629	15	(15)	—
Voya International Core Fund - Class I	8,692	214	(6,082)	6	2,830	60	322	6
Voya Large Cap Growth Fund - Class I	7,913	—	(7,125)	(788)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	12,079	(412)	2,477	14,144	41	108	211
Voya Large Cap Value Fund - Class I	6,804	—	(5,999)	(805)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	11,623	(91)	1,503	13,035	154	14	679
Voya MidCap Opportunities Fund - Class I	3,825	—	(3,417)	(408)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	3,754	(158)	597	4,193	—	36	337
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,252	667	(1,386)	126	2,659	39	(58)	—
Voya Multi-Manager International Equity Fund - Class I	—	4,511	(164)	712	5,059	49	15	4
Voya Multi-Manager Mid Cap Value Fund - Class I	3,849	702	(232)	170	4,489	22	34	680
Voya Real Estate Fund - Class I	1,621	67	(447)	78	1,319	31	1	—
Voya Small Company Fund - Class I	2,760	—	(2,398)	(362)	—	—	—	—
Voya Small Company Fund - Class R6	—	2,651	(175)	537	3,013	—	43	253
	$45,836	$44,795	$(39,007)	$3,503	$55,127	$626	$1,392	$2,170

See Accompanying Notes to Financial Statements

47

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION 2045 FUND	AS OF May 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 12.6%
6	iShares Barclays Aggregate Bond Fund	$658	1.0
53	iShares MSCI EAFE Index Fund	3,679	5.8
30	iShares MSCI EMU Index Fund	1,302	2.0
6	iShares S&P 500 Index Fund/US	1,163	1.8
15	SPDR Barclays Capital High Yield Bond ETF	623	1.0
10	Vanguard FTSE Europe ETF	610	1.0
	Total Exchange-Traded Funds (Cost $7,360)	8,035	12.6
MUTUAL FUNDS: 87.1%
	Affiliated Investment Companies: 87.1%
148	Voya High Yield Bond Fund - Class I	1,260	2.0
63	Voya Intermediate Bond Fund - Class R6	632	1.0
291	Voya International Core Fund - Class I	3,321	5.2
1,077	Voya Large Cap Growth Fund - Class R6	14,859	23.4
1,013	Voya Large Cap Value Fund - Class R6	13,751	21.6
163	Voya MidCap Opportunities Fund - Class R6	4,218	6.6

				Percentage
				of Net
Shares			Value	Assets
MUTUAL FUNDS (continued)
		Affiliated Investment Companies (continued)
228		Voya Multi-Manager Emerging Markets Equity Fund - Class I	$2,651	4.2
467		Voya Multi-Manager International Equity Fund - Class I	5,767	9.1
308		Voya Multi-Manager Mid Cap Value Fund - Class I	4,516	7.1
66		Voya Real Estate Fund - Class I	1,327	2.1
169	@	Voya Small Company Fund - Class R6	3,031	4.8
		Total Mutual Funds (Cost $47,838)	55,333	87.1
		Total Investments in Securities (Cost $55,198)	$63,368	99.7
		Assets in Excess of Other
		Liabilities	185	0.3
		Net Assets	$63,553	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,223.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,145
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$8,145

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,035	$—	$—	$8,035
Mutual Funds	55,333	—	—	55,333
Total Investments, at fair value	$63,368	$—	$—	$63,368

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

48

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION 2045 FUND	AS OF May 31, 2014 (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$4,654	$556	$(4,731)	$(479)	$—	$22	$3	$—
Voya Core Equity Research Fund - Class R6	—	5,859	(5,859)	—	—	—	951	—
Voya High Yield Bond Fund - Class I	1,107	137	(6)	22	1,260	68	—	—
Voya Intermediate Bond Fund - Class I	277	—	(280)	3	—	—	—	—
Voya Intermediate Bond Fund - Class R6	—	630	(6)	8	632	14	—	—
Voya International Core Fund - Class I	9,818	212	(6,735)	26	3,321	70	351	8
Voya Large Cap Growth Fund - Class I	8,200	—	(7,379)	(821)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	12,663	(395)	2,591	14,859	43	107	221
Voya Large Cap Value Fund - Class I	7,105	—	(6,263)	(842)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	12,266	(93)	1,578	13,751	162	14	712
Voya MidCap Opportunities Fund - Class I	3,855	—	(3,446)	(409)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	3,785	(167)	600	4,218	—	31	339
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,728	1,205	(1,446)	164	2,651	39	(58)	—
Voya Multi-Manager International Equity Fund - Class I	—	5,130	(171)	808	5,767	56	14	5
Voya Multi-Manager Mid Cap Value Fund - Class I	3,864	703	(224)	173	4,516	22	35	682
Voya Real Estate Fund - Class I	1,623	67	(442)	79	1,327	31	1	—
Voya Small Company Fund - Class I	2,791	—	(2,428)	(363)	—	—	—	—
Voya Small Company Fund - Class R6	—	2,689	(194)	536	3,031	—	41	254
	$46,022	$45,902	$(40,265)	$3,674	$55,333	$527	$1,490	$2,221

See Accompanying Notes to Financial Statements

49

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION 2050 FUND	AS OF May 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 12.6%
6	iShares Barclays Aggregate Bond Fund	$658	1.0
53	iShares MSCI EAFE Index Fund	3,679	5.8
30	iShares MSCI EMU Index Fund	1,302	2.0
6	iShares S&P 500 Index Fund/US	1,163	1.8
15	SPDR Barclays Capital High Yield Bond ETF	623	1.0
10	Vanguard FTSE Europe ETF	610	1.0
	Total Exchange-Traded Funds (Cost $7,359)	8,035	12.6
MUTUAL FUNDS: 87.1%
	Affiliated Investment Companies: 87.1%
148	Voya High Yield Bond Fund - Class I	1,260	2.0
63	Voya Intermediate Bond Fund - Class R6	632	1.0
291	Voya International Core Fund - Class I	3,321	5.2
1,077	Voya Large Cap Growth Fund - Class R6	14,862	23.4
1,013	Voya Large Cap Value Fund - Class R6	13,755	21.6
163	Voya MidCap Opportunities Fund - Class R6	4,219	6.6

				Percentage
				of Net
Shares			Value	Assets
228		Voya Multi-Manager Emerging Markets Equity Fund - Class I	$2,647	4.2
466		Voya Multi-Manager International Equity Fund - Class I	5,763	9.1
309		Voya Multi-Manager Mid Cap Value Fund - Class I	4,517	7.1
66		Voya Real Estate Fund - Class I	1,327	2.1
169	@	Voya Small Company Fund - Class R6	3,032	4.8
		Total Mutual Funds (Cost $47,869)	55,335	87.1
		Total Investments in Securities (Cost $55,228)	$63,370	99.7
		Assets in Excess of Other
		Liabilities	183	0.3
		Net Assets	$63,553	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,253.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,117
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$8,117

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,035	$—	$—	$8,035
Mutual Funds	55,335	—	—	55,335
Total Investments, at fair value	$63,370	$—	$—	$63,370

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

50

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION 2050 FUND	AS OF May 31, 2014 (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$4,654	$556	$(4,731)	$(479)	$—	$23	$3	$—
Voya Core Equity Research Fund - Class R6	—	5,859	(5,859)	—	—	—	951	—
Voya High Yield Bond Fund - Class I	1,107	137	(6)	22	1,260	68	—	—
Voya Intermediate Bond Fund - Class I	277	—	(280)	3	—	—	—	—
Voya Intermediate Bond Fund - Class R6	—	631	(6)	7	632	14	—	—
Voya International Core Fund - Class I	9,808	223	(6,735)	25	3,321	70	351	8
Voya Large Cap Growth Fund - Class I	8,200	—	(7,379)	(821)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	12,663	(393)	2,592	14,862	43	106	221
Voya Large Cap Value Fund - Class I	7,106	—	(6,263)	(843)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	12,265	(90)	1,580	13,755	162	14	712
Voya MidCap Opportunities Fund - Class I	3,840	—	(3,431)	(409)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	3,770	(153)	602	4,219	—	34	339
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,265	707	(1,455)	130	2,647	39	(58)	—
Voya Multi-Manager International Equity Fund - Class I	—	5,125	(170)	808	5,763	56	14	5
Voya Multi-Manager Mid Cap Value Fund - Class I	3,864	703	(223)	173	4,517	22	35	681
Voya Real Estate Fund - Class I	1,618	37	(408)	80	1,327	30	1	—
Voya Small Company Fund - Class I	2,751	—	(2,388)	(363)	—	—	—	—
Voya Small Company Fund - Class R6	—	2,642	(154)	544	3,032	—	38	254
	$46,490	$45,318	$(40,124)	$3,651	$55,335	$527	$1,489	$2,220

See Accompanying Notes to Financial Statements

51

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION 2055 FUND	AS OF May 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 13.0%
53	iShares MSCI EAFE Index Fund	$3,679	5.8
30	iShares MSCI EMU Index Fund	1,302	2.0
12	iShares S&P 500 Index Fund/US	2,326	3.7
3	PIMCO Total Return ETF	327	0.5
10	Vanguard FTSE Europe ETF	610	1.0
	Total Exchange-Traded Funds (Cost $7,588)	8,244	13.0
MUTUAL FUNDS: 86.7%
	Affiliated Investment Companies: 86.7%
149	Voya High Yield Bond Fund - Class I	1,261	2.0
31	Voya Intermediate Bond Fund - Class R6	317	0.5
293	Voya International Core Fund - Class I	3,345	5.3
1,078	Voya Large Cap Growth Fund - Class R6	14,874	23.4
1,014	Voya Large Cap Value Fund - Class R6	13,765	21.6
163	Voya MidCap Opportunities Fund - Class R6	4,222	6.6

				Percentage
				of Net
Shares			Value	Assets
231		Voya Multi-Manager Emerging Markets Equity Fund - Class I	$2,677	4.2
469		Voya Multi-Manager International Equity Fund - Class I	5,793	9.1
309		Voya Multi-Manager Mid Cap Value Fund - Class I	4,520	7.1
66		Voya Real Estate Fund - Class I	1,328	2.1
169	@	Voya Small Company Fund - Class R6	3,034	4.8
		Total Mutual Funds (Cost $47,667)	55,136	86.7
		Total Investments in Securities (Cost $55,255)	$63,380	99.7
		Assets in Excess of Other
		Liabilities	213	0.3
		Net Assets	$63,593	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,279.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,101
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$8,101

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,244	$—	$—	$8,244
Mutual Funds	55,136	—	—	55,136
Total Investments, at fair value	$63,380	$—	$—	$63,380

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

52

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION 2055 FUND	AS OF May 31, 2014 (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$4,654	$558	$(4,733)	$(479)	$—	$22	$3	$—
Voya Core Equity Research Fund - Class R6	—	5,861	(5,861)	—	—	—	951	—
Voya High Yield Bond Fund - Class I	1,107	138	(6)	22	1,261	68	—	—
Voya Intermediate Bond Fund - Class I	277	—	(280)	3	—	—	—	—
Voya Intermediate Bond Fund - Class R6	—	479	(166)	4	317	12	(1)	—
Voya International Core Fund - Class I	9,818	239	(6,738)	26	3,345	70	351	8
Voya Large Cap Growth Fund - Class I	8,200	—	(7,379)	(821)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	12,669	(390)	2,595	14,874	43	104	222
Voya Large Cap Value Fund - Class I	7,106	—	(6,263)	(843)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	12,273	(89)	1,581	13,765	162	14	711
Voya MidCap Opportunities Fund - Class I	3,840	—	(3,431)	(409)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	3,770	(150)	602	4,222	—	34	339
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,260	734	(1,449)	132	2,677	39	(58)	—
Voya Multi-Manager International Equity Fund - Class I	—	5,156	(171)	808	5,793	56	14	5
Voya Multi-Manager Mid Cap Value Fund - Class I	3,864	703	(220)	173	4,520	22	35	681
Voya Real Estate Fund - Class I	1,618	58	(427)	79	1,328	30	1	—
Voya Small Company Fund - Class I	2,751	—	(2,388)	(363)	—	—	—	—
Voya Small Company Fund - Class R6	—	2,642	(152)	544	3,034	—	39	254
	$46,495	$45,280	$(40,293)	$3,654	$55,136	$524	$1,487	$2,220

See Accompanying Notes to Financial Statements

53

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION INCOME FUND	AS OF May 31, 2014

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 16.9%
15	iShares Barclays Aggregate Bond Fund	$1,645	2.9
44	iShares Barclays TIPS Bond Fund	5,085	9.0
16	iShares MSCI EAFE Index Fund	1,111	2.0
26	iShares MSCI EMU Index Fund	1,129	2.0
13	SPDR Barclays Capital High Yield Bond ETF	540	1.0
	Total Exchange-Traded Funds (Cost $9,367)	9,510	16.9
MUTUAL FUNDS: 82.7%
	Affiliated Investment Companies: 82.7%
163	Voya Floating Rate Fund - Class I	1,657	2.9
299	Voya Global Bond Fund - Class R6	3,340	5.9
395	Voya High Yield Bond Fund - Class I	3,351	6.0
1,615	Voya Intermediate Bond Fund - Class R6	16,261	29.0
25	Voya International Core Fund - Class I	280	0.5
447	Voya Large Cap Growth Fund - Class R6	6,167	11.0

			Percentage
			of Net
Shares		Value	Assets
376	Voya Large Cap Value Fund -
	Class R6	$5,104	9.1
72	Voya MidCap Opportunities
	Fund - Class R6	1,870	3.3
68	Voya Multi-Manager International
	Equity Fund - Class I	846	1.5
137	Voya Multi-Manager Mid Cap
	Value Fund - Class I	2,002	3.6
59	Voya Real Estate Fund - Class I	1,176	2.1
439	Voya Short Term Bond Fund -
	Class R6	4,406	7.8
	Total Mutual Funds (Cost $44,492)	46,460	82.7
	Total Investments in Securities (Cost $53,859)	$55,970	99.6
	Assets in Excess of Other
	Liabilities	214	0.4
	Net Assets	$56,184	100.0

Cost for federal income tax purposes is $53,827.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,601
Gross Unrealized Depreciation	(458)
Net Unrealized Appreciation	$2,143

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,510	$—	$—	$9,510
Mutual Funds	46,460	—	—	46,460
Total Investments, at fair value	$55,970	$—	$—	$55,970

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

54

PORTFOLIO OF INVESTMENTS
VOYA RETIREMENT SOLUTION INCOME FUND	AS OF May 31, 2014 (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2014, where the following issuers were considered an affiliate:

	Beginning			Change in	Ending
	Market			Unrealized	Market		Realized	Net Capital
	Value	Purchases	Sales	Appreciated/	Value	Investment	Gains/	Gain
Issuer	at 5/31/13	at Cost	at Cost	(Depreciation)	at 5/31/14	Income	(Losses)	Distributions
Voya Core Equity Research Fund - Class I	$4,641	$419	$(4,549)	$(511)	$—	$22	$94	$—
Voya Core Equity Research Fund - Class R6	—	5,059	(5,059)	—	—	—	855	—
Voya Floating Rate Fund - Class I	—	1,657	—	—	1,657	42	—	—
Voya Global Bond Fund - Class I	3,099	—	(3,276)	177	—	11	—	—
Voya Global Bond Fund - Class R6	—	3,484	(99)	(45)	3,340	34	(1)	—
Voya High Yield Bond Fund - Class I	3,634	1,255	(1,585)	47	3,351	209	(6)	—
Voya Intermediate Bond Fund - Class I	15,348	—	(15,680)	332	—	1	—	—
Voya Intermediate Bond Fund - Class R6	—	16,676	(188)	(227)	16,261	511	(9)	3
Voya International Core Fund - Class I	1,531	10	(1,233)	(28)	280	6	54	1
Voya Large Cap Growth Fund - Class I	2,839	—	(2,586)	(253)	—	—	—	—
Voya Large Cap Growth Fund - Class R6	—	5,617	(337)	887	6,167	18	84	94
Voya Large Cap Value Fund - Class I	1,794	—	(1,581)	(213)	—	—	—	—
Voya Large Cap Value Fund - Class R6	—	4,768	(125)	461	5,104	53	19	215
Voya MidCap Opportunities Fund - Class I	1,801	—	(1,634)	(167)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	—	1,788	(157)	239	1,870	—	36	154
Voya Multi-Manager International Equity Fund - Class I	—	774	(49)	121	846	8	4	1
Voya Multi-Manager Mid Cap Value Fund - Class I	1,812	321	(195)	64	2,002	10	32	310
Voya Real Estate Fund - Class I	1,538	28	(455)	65	1,176	28	2	—
Voya Short Term Bond Fund - Class I	4,169	10	(4,183)	4	—	10	—	—
Voya Short Term Bond Fund - Class R6	—	4,398	(9)	17	4,406	59	—	—
	$42,206	$46,264	$(42,980)	$970	$46,460	$1,022	$1,164	$778

See Accompanying Notes to Financial Statements

55

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended May 31, 2014 were as follows:

Fund Name	Type	Per Share Amount

Voya Retirement Solution 2020 Fund
Class I	NII	$0.1815
Class I	STCG	$0.0452
Class I	LTCG	$0.0013
Voya Retirement Solution 2025 Fund
Class I	NII	$0.2893
Class I	STCG	$0.2520
Class I	LTCG	$0.0150
Voya Retirement Solution 2030 Fund
Class I	NII	$0.3189
Class I	STCG	$0.2503
Class I	LTCG	$0.0212
Voya Retirement Solution 2035 Fund
Class I	NII	$0.3209
Class I	STCG	$0.2618
Class I	LTCG	$0.0222
Voya Retirement Solution 2040 Fund
Class I	NII	$0.3279
Class I	STCG	$0.2468
Class I	LTCG	$0.0254
Voya Retirement Solution 2045 Fund
Class I	NII	$0.3204
Class I	STCG	$0.2435
Class I	LTCG	$0.0266
Voya Retirement Solution 2050 Fund
Class I	NII	$0.3200
Class I	STCG	$0.2594
Class I	LTCG	$0.0266
Voya Retirement Solution 2055 Fund
Class I	NII	$0.3200
Class I	STCG	$0.2550
Class I	LTCG	$0.0266
Voya Retirement Solution Income Fund
Class I	NII	$0.2657
Class I	STCG	$0.1470
Class I	LTCG	$0.0068

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

56

TAX INFORMATION (UNAUDITED) (CONTINUED)

Of the ordinary distributions made during the year ended May 31, 2014, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Retirement Solution 2020 Fund	10.64%
Voya Retirement Solution 2025 Fund	8.87%
Voya Retirement Solution 2030 Fund	10.33%
Voya Retirement Solution 2035 Fund	10.44%
Voya Retirement Solution 2040 Fund	11.85%
Voya Retirement Solution 2045 Fund	12.32%
Voya Retirement Solution 2050 Fund	12.21%
Voya Retirement Solution 2055 Fund	12.04%
Voya Retirement Solution Income Fund	4.94%

For the year ended May 31, 2014, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Retirement Solution 2020 Fund	16.83%
Voya Retirement Solution 2025 Fund	12.63%
Voya Retirement Solution 2030 Fund	14.64%
Voya Retirement Solution 2035 Fund	15.45%
Voya Retirement Solution 2040 Fund	17.20%
Voya Retirement Solution 2045 Fund	18.18%
Voya Retirement Solution 2050 Fund	18.04%
Voya Retirement Solution 2055 Fund	17.76%
Voya Retirement Solution Income Fund	6.38%

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2014:

	Creditable		Portion of Ordinary Income
	Foreign Taxes	Per Share	Distribution Derived from
	Paid	Amount	Foreign Sourced Income*
Voya Retirement Solution 2020 Fund	$51	$0.0010	3.27%
Voya Retirement Solution 2025 Fund	$6	$0.0011	2.06%
Voya Retirement Solution 2030 Fund	$7	$0.0013	2.14%
Voya Retirement Solution 2035 Fund	$9	$0.0017	2.78%
Voya Retirement Solution 2040 Fund	$9	$0.0017	2.74%
Voya Retirement Solution 2045 Fund	$11	$0.0021	3.12%
Voya Retirement Solution 2050 Fund	$11	$0.0021	3.10%
Voya Retirement Solution 2055 Fund	$11	$0.0021	3.04%
Voya Retirement Solution Income Fund	$1	$0.0002	0.51%

*    None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

57

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Trust’s Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

				Number of
				Funds in
				Fund
	Position(s)	Term of Office and	Principal	Complex
	Held with	Length of Time	Occupation(s) -	Overseen by	Other Board Positions
Name, Address and Age	the Trust	Served(1)	During the Past 5 Years	Trustee(2)	Held by Trustee
Independent Trustees:

Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Trustee	July 2007 - Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 - Present).	163	DSM/Dentaquest, Boston, MA (February 2014 - Present).

John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Chairperson Trustee	January 2014 - Present May 2007 - Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 - Present).	163	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Trustee	May 2007 - Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 - Present).	163	Wisconsin Energy Corporation (June 2006 - Present) and The Royce Funds (35 funds) (December 2009 - Present).

Albert E. DePrince, Jr. 7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2013 - Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 - Present).	163	None.

Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Trustee	October 2007 - Present	Retired.	163	First Marblehead Corporation (September 2003 - Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Trustee	May 2007 - Present	Retired.	163	None.

Russell H. Jones 7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2013 - Present	Retired.	163	None.

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007 - Present	Retired.	163	Assured Guaranty Ltd. (April 2004 - Present).

58

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

				Number of
				Funds in
				Fund
	Position(s)	Term of Office and	Principal	Complex
	Held with	Length of Time	Occupation(s) -	Overseen by	Other Board Positions
Name, Address and Age	the Trust	Served(1)	During the Past 5 Years	Trustee(2)	Held by Trustee
Joseph E. Obermeyer 7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Trustee	May 2013 - Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 - Present).	163	None.

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Trustee	May 2007 - Present	Consultant (May 2001 - Present).	163	None.

Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007 - Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989 - August 2011).	163	UGI Corporation (February 2006 - Present) and UGI Utilities, Inc. (February 2006 - Present).

Trustee who is an “Interested Person”:

Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee	May 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (November 2006 - Present).	163	Voya Capital Corporation, LLC
					(formerly, ING Capital Corporation, LLC) and Voya Investments Distributor, LLC (December 2005 - Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management, LLC (March 2006 - Present); and Voya Investment Trust Co. (formerly, ING Investment Trust Co.) (April 2009 - Present).

(1) Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of the Funds (as defined below, “Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 73. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2) For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Money Market Portfolio; Voya Mutual Funds; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Natural Resources Equity Income Fund; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Voya family of funds is as of June 30, 2014.

(3) Mr. Mathews is deemed to be an “Interested Person” of the Trust as defined in the 1940 Act, because of his current affiliation with any of the Voya funds, Voya Financial, Inc. or any of Voya Financial, Inc.’s affiliates.

59

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Position(s)
	Held With	Term of Office and
Name, Address and Age	the Trust	Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	President and Chief Executive Officer	March 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (November 2006 - Present).

Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Executive Vice President	March 2007 - Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (April 2012 - Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 - December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 - April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 - February 2012).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 64	Executive Vice President Chief Investment Risk Officer	March 2007 - Present September 2009 - Present	Executive Vice President, Voya Investments, LLC (July 2000 - Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 - Present).

Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya Investments, LLC (February 2012 - Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004 - January 2012).

Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President, Chief/ Principal Financial Officer and Assistant Secretary	March 2007 - Present	Senior Vice President, Voya Funds Services, LLC (March 2005 - Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Senior Vice President	March 2007 - Present	Senior Vice President, Voya Investments, LLC (October 2003 - Present).

Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Senior Vice President	March 2007 - Present	Senior Vice President, Head of Division Operations, Voya Funds Services, LLC (January 2006 - Present).

Julius A. Drelick, III 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Senior Vice President	July 2012 - Present	Senior Vice President - Fund Compliance, Voya Funds Services, LLC (June 2012 - Present); Chief Compliance Officer of Directed Services LLC and Voya Investments, LLC (January 2014 - Present). Formerly, Vice President - Platform Product Management & Project Management, Voya Investments, LLC (April 2007 - June 2012).

Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 41	Vice President and Treasurer	September 2012 - Present	Vice President, Voya Funds Services, LLC (March 2012 - Present). Formerly, Assistant Vice President - Director, Voya Funds Services, LLC (March 2003 - March 2012).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (November 1995 - Present) and Voya Investments, LLC (August 1997 - Present). Formerly, Treasurer, Voya Family of Funds (November 1999 - February 2012).

60

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Position(s)
	Held With	Term of Office and
Name, Address and Age	the Trust	Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (September 2004 - Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Vice President	March 2007 - Present	Vice President, Voya Investments, LLC and Voya Funds Services, LLC (February 1996 - Present); Director of Compliance, Voya Investments, LLC (October 2004 - Present); and Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC ( April 2010 - Present). Formerly, Chief Compliance Officer, Voya Investments Distributor, LLC (August 1995 - April 2010).

Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 38	Vice President	September 2012 - Present	Vice President, Voya Funds Services, LLC (July 2007 - Present).

Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Vice President	March 2007 - Present	Vice President - Platform Product Management & Project Management, Voya Investments, LLC (July 2012 - Present); Vice President, Voya Investment Management - Voya Family of Funds (March 2010 - Present) and Vice President, Voya Funds Services, LLC (March 2006 - Present). Formerly Managing Paralegal, Registration Statements (June 2003 - July 2012).

Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	May 2013 - Present	Vice President - Director of Tax, Voya Funds Services, LLC (March 2013 - Present). Formerly, Assistant Vice President - Director of Tax, Voya Funds Services, LLC (March 2008 - March 2013).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Secretary	March 2007 - Present	Senior Vice President and Chief Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present). Formerly, Chief Counsel, ING Americas, U.S. Legal Services (October 2003 - March 2010).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Assistant Secretary	March 2007 - Present	Vice President and Senior Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 - March 2010).

Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 - March 2010).

(1) The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

61

Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

Voya Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, Massachusetts 02111

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	AR-RETIRESOL (0514-072514)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that J. Michael Earley, Colleen D. Baldwin, Peter S. Drotch, Patrick W. Kenny, Joseph E. Obermeyer, and Roger B. Vincent are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Earley, Ms. Baldwin, Mr. Drotch, Mr. Kenny, Mr. Obermeyer and Mr. Vincent are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $184,500 for year ended May 31, 2014 and $135,300 for the year ended May 31, 2013.

(b)	Audit-Related Fees: The aggregate fees billed in the last fiscal year for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $22,725 for the year ended May 31, 2014 and $0 for the year ended May 31, 2013.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $69,165 in the year ended May 31, 2014 and $34,317 for the year ended May 31, 2013. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for all other fees were: None. None.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.          Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.          Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.         Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.        Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.         Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.        Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.        Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.       Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.         Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Part of KPMG’s performance of an audit in accordance with standards of the Public Company Accounting Oversight Board (US) includes their responsibility to maintain and monitor auditor independence with respect to the Voya funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the Voya entities that would impair KPMG independence with the respect to the Voya funds. In addition to receiving pre-approval from the Voya funds Audit Committee for services provided to the Voya funds and for services for Voya entities in the Investment Company Complex, the audit team has developed a process for periodic notification via email to the Voya funds’ Audit Committee Chairpersons regarding requests to provide services to ING Groep NV and its affiliates from KPMG offices worldwide. Additionally, KPMG provides a quarterly summary of the fees for services that have commenced for ING Groep NV and Affiliates at each Audit Committee Meeting.

Last Approved: May 22, 2014

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period October 1, 2013 through December 31, 2014

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $13,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $525 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period October 1, 2013 through December 31, 2014

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,525 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period October 1, 2013 through December 31, 2014

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Assistance and advice regarding year-end reporting for 1099’s	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations.	√		Not to exceed $120,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period October 1, 2013 through December 31, 2014

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,300 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:      October 1, 2013 to December 31, 2014

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services
•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS LOCAL BOND FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL STRATEGIC INCOME FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

VOYA INVESTORS TRUST

VOYA MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA PRIME RATE TRUST

VOYA RISK MANAGED NATURAL RESOURCES

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

VOYA SHORT DURATION HIGH INCOME FUND

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in (4)(b)-(4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%

Not applicable

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant's fiscal years ended May 31, 2014 and May 31, 2013; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2014	2013
Voya Separate Portfolios Trust	$91,890	$34,317
Voya Investments, LLC (1)	$125,500	$661,861
___________

(1) Each Registrant's investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: the Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2.01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Nominating Committee. The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner. At a minimum, the following information as to each individual proposed for nomination as director should be included: the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by shareholders of the Fund, the Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

(3)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios (SPorts) Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 6, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 6, 2014